Organization and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 26, 2018	Mar. 23, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Date of incorporation			Mar. 31, 2015		Mar. 31, 2015
State of incorporation			Nevada		Nevada
Discharged loan from Director converted to additional paid-in capital					$ 3,731
Consolidated financial statements and related disclosures description			The accompanying consolidated financial statements include the consolidated accounts of Apex Resources Inc. and its 80%-owned subsidiary Apex Data Center Inc., which was incorporated on April 24, 2018. Significant intercompany transactions and balances have been eliminated.		The accompanying consolidated financial statements include the consolidated accounts of Apex Resources Inc. and its 80%-owned subsidiary Apex Data Center Inc., which was incorporated on April 24, 2018. Significant intercompany transactions and balances have been eliminated.
Three Parties [Member]
Equity investment ownership interest to be acquired		78.74%
Aggregate common stock shares acquired		4,000,000
Securities Purchase Agreement [Member]
Common stock shares acquired by related party		4,000,000
Equity investment ownership interest to be acquired		78.74%
Securities Purchase Agreement [Member] | Mr. Dabasinkas [Member]
Amount received by related party under agreement		$ 443,079
Discharged loan from Director converted to additional paid-in capital		$ 3,731
Data Center Hosting Services [Member] | ADC Agreement [Member]
Equity investment ownership interest to be acquired	80.00%
Equity method investment purchase price payable under agreement	$ 2,000,000
Equity method investment ownership interest hold by Puxin	20.00%
Description for mining pool and facility	ADC will build a “mining pool”, or a facility with rig machines that mine cryptocurrencies, for a hosting or management fee with the capability of accommodating up to 100,000 dedicated servers in a facility to be built in Washington State. While the Company does not currently own any rig machine, it is expected to receive and host 2,000 to 3,000 rig machines owned by Puxin in China into ADC’s facilities in the first phase. The Company will either host additional machines for other third parties or raise the capital to acquire additional machines. The target is to host a total of 10,000 rig machines in the facility in the next 12 months.
Investment	$ 2,000,000
Working capital	$ 20,000
Capital contribution default description	If the Company fails to make its total capital contribution of $2 million, Puxin may increase its capital contribution for any unfulfilled amount, diluting the Company’s ownership interest in ADC proportionately.
Amount payable upon execution of agreement	$ 280,000
Data Center Hosting Services [Member] | ADC Agreement [Member] | Puxin [Member]
Equity method investment ownership interest hold by Puxin	20.00%